Filed with the Securities and Exchange Commission on October 21, 2004

1933 Act Registration File No. 333-34102
1940 Act File No. 811-09887

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 5	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 7	☒

KIT COLE INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

851 Irwin Street
San Rafael, CA 94901
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (415) 457-9000

Jeff Tappan
851 Irwin Street
San Rafael, CA 94901
(Name and Address of Agent for Service)

Copies of all communications to:

Chad E. Fickett, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202

Richard L. Teigen, Esq.
Foley & Lardner LLP
777 East Wisconsin Avenue, Suite 3800
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)

__X___	on October 28, 2004 pursuant to paragraph (b)

_____	60 days after filing pursuant to paragraph (a)(1)

_____	on ____________ pursuant to paragraph (a)(1)

_____	75 days after filing pursuant to paragraph (a)(2)

_____	on ____________ pursuant to paragraph (a)(2) of Rule 485.

[LOGO] kitcoleTM
strategic growth fund
a series of Kit Cole Investment Trust

Prospectus
October 28, 2004

Managed by:
Kit Cole Investment Advisory Services

Toll Free 1-866-KIT-COLE (548-2653)
www.kitcolefunds.com
Ticker Symbol: KCSGX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] kitcoleTM
strategic growth fund

The Kit Cole Strategic Growth Fund invests primarily in large cap growth stocks.

Please read this prospectus and keep it for future reference. It contains important information, including information on how Kit Cole Strategic Growth Fund invests and the services they offer to its shareholders.

Prospectus
October 28, 2004

Toll Free 1-866-Kit-Cole (548-2653) www.kitcolefunds.com
Ticker Symbol: KCSGX

1

TABLE OF CONTENTS

Overview of the Fund	1
Performance Summary	3
Fees and Expenses	4
Management	5
Distribution of Shares	5
Pricing of Shares	6
How to Purchase Shares	6
How to Sell Shares	8
Retirement and Education Plans	10
Distributions and Taxes	10
Shareholder Reports and Confirmations	11
Financial Highlights	11

See the Fund’s Notice of its Privacy Policy on page 12.

Kit Cole Strategic Growth Fund

Kit Cole Strategic Growth Fund

Overview of the Fund

Investment Objective
The investment objective for the Kit Cole Strategic Growth Fund (the “Fund”) is the long-term growth of your investment capital.

Principal Investment Strategy
To achieve the Fund’s objective, Kit Cole Investment Advisory Services (the “Advisor”) invests the Fund’s assets primarily in the common stock of large, domestic and international companies. The Advisor looks for companies that have a minimum market capitalization of $10 billion and accelerating projected revenues and earnings for the next one to five-year periods. The Advisor believes that the stock prices of companies that grow their revenue and profitability will increase over time.

In choosing companies, the Advisor considers future growth trends for both U.S. and foreign economies. Some key components the Advisor takes into consideration are demographics, interest rates/level of inflation, stock market valuations, investor psychology, corporate earnings and corporate management. The Advisor then identifies and selects the industries and companies it feels will benefit from these trends over time.

Selling the shares of companies that under-perform the Advisor’s expectations, or which have reached the Advisor’s price target, causes portfolio turnover. Portfolio turnover may expose shareholders to a higher current realization of capital gains, which could cause you to pay higher taxes. However, the Advisor will attempt to offset any gains with losses in under-performing securities in efforts to minimize any adverse tax consequences to shareholders.

Temporary Investments
The Advisor intends to remain substantially fully invested even in adverse market, political, economic or other conditions. However, the Advisor may from time to time adopt temporary defensive positions that are inconsistent with the Fund’s principal investment strategies.  During such times, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities. This may result in the Fund not achieving its investment objective. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds advisory fees and operational expenses.

Principal Risks
Investing in the Fund involves certain risks that could cause you to lose money. The following risks could affect the value of your investment:

Stock Market and Volatility Risks: Like all mutual funds that invest in stocks, the Fund is subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value.

Stock Selection Risks: The stocks selected by the Advisor may decline in value or not increase in value when the stock market in general is rising. Furthermore, stocks may fail to meet the Fund’s objective or they may not achieve the earnings anticipated by the Advisor.

Foreign Securities Risks: The Fund can invest in foreign securities which involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of stock markets.

Non-Diversification Risks: The Fund is a non-diversified Fund. As such, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

Who May Want to Invest
This Fund may be appropriate for investors who:
▪	are looking for capital gain potential,
▪	want a fund that can be a core portfolio holding and a complement to other types of investments, and
▪	are willing to accept higher short-term risk for longer-term growth of capital.

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Kit Cole Strategic Growth Fund

Who May Not Want to Invest
This Fund may not be appropriate for investors who:
▪	are risk adverse,
▪	are looking for a fund that produces interest or dividend income, or
▪	have a short-term investment horizon.

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Kit Cole Strategic Growth Fund

Kit Cole Strategic Growth Fund

Performance Summary

The bar chart and table shown below illustrate the variability of the Fund’s returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows how the Fund’s average annual returns over time compared with those of a broad-based market index. Note that, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns*
As of December 31, 2003

*Year-to-date return as of the quarter ended 09/30/04 was 14.41%

	Date	Return
Best Quarter	Q2 - June 2003	17.68%
Worst Quarter	Q3 - September 2001	-32.88%

Average Annual Total Returns
Year Ended December 31, 2003

	One Year	Since Inception (November 7, 2000)
Kit Cole Strategic Growth Fund
Return Before Taxes	39.63%	-21.97%
Return After Taxes on Distributions(1)	39.63%	-21.97%
Return After Taxes on Distributions and Sale of Fund Shares(1)	25.76%	-17.81%
Russell 1000 Growth Index(2)	16.65%	-12.98%

(1)After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other after-tax return figures due to the tax benefit of losses to the Fund investor.

(2)The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this Index tend to exhibit price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The performance of the Russell 1000 Growth Index reflects all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

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Kit Cole Strategic Growth Fund

Fees and Expenses

As an investor, you may pay certain fees and expenses if you buy and hold shares of the Fund. These fees are described in the tables below and further explained in the example that follows.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	1.00%(1)
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	2.11%
Total Annual Operating Expenses	3.61%
Less Expense Reimbursement (2)	-1.61%
Net Annual Operating Expenses	2.00%

(1) The Fund charges a fee of 1.00% on redemptions of shares held for less than 6 months. This early redemption fee does not apply to redemptions under the Systematic Withdrawal Plan.
(2) The Advisor has contractually agreed to absorb expenses of the Fund and/or waive fees due to the Advisor in order to ensure that total Fund operating expenses on an annual basis do not exceed 2.00%. This contract expires September 29, 2005, but may be renewed on a year-to-year basis by the Advisor. The Advisor may recapture some or all of the amounts it waives or absorbs on behalf of the Fund over a period of three to five years if it is able to do so without causing Fund operating expenses to exceed the 2.00% cap.

Example  This example is intended to help compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes that:
(1)	you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods,
(2)	your investment has a 5% return each year,
(3)	all dividends and distributions have been reinvested, and
(4)	the Fund operating expenses remain the same.
The 1-year dollar amount reflects the “Net Annual Fund Operating Expenses” of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” based on the past year's actual operating expenses of 3.61%, the level of expenses incurred by the Fund in the absence of any waivers or reimbursement agreements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$203	$957	$1,732	$3,766
*Redemptions within 6 months of purchase are subject to a redemption fee of 1.00%.

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Kit Cole Strategic Growth Fund

Management

Investment Advisor
Kit Cole Investment Advisory Services, Inc. (“Advisor”), 851 Irwin Street, San Rafael, California, 94901, is the investment advisor for the Fund. The Advisor has been retained under an Investment Advisory Agreement with Kit Cole Investment Trust to act as the Fund’s investment advisor subject to the authority of the Board of Trustees. Under the Investment Advisory Agreement, the Advisor is entitled to receive a monthly fee computed at an annual rate of 1.25% of average daily net assets. The Advisor has signed an Expense Limitation and Reimbursement Agreement, which contractually requires the Advisor to either waive fees due to it or subsidize various operating expenses of the Fund so that the total annual Fund operating expenses do not exceed 2.00% of average daily net assets. The Agreement expires on September 29, 2005, but may be renewed on a year-to-year basis by the Advisor. The Agreement permits the Advisor to recapture any waivers or subsidies it makes only if the amounts can be recaptured within 3 to 5 years and without causing the Fund’s total annual operating expenses to exceed the applicable cap. The Board of Trustees also must approve any recapture. For the fiscal year ending June 30, 2004, the Advisor waived its entire advisory fee and undertook substantial subsidization of Fund operating expenses.

The Advisor furnishes the Fund with investment advice and, in general, supervises the management of the Fund. The Advisor provides all necessary administrative services, office space, equipment, clerical personnel for servicing the investments of the Fund, investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the securities transactions of the Fund. In addition, the Advisor pays the salaries and fees of all officers and trustees of Kit Cole Investment Trust who are affiliated persons of the Advisor. As of September 30, 2004 the Advisor had over $43 million of assets under management, which include privately managed accounts.

Board of Trustees
The Fund has an all-female Board of Trustees. There are four members of the Board: one affiliated Trustee and three independent Trustees. The Statement of Additional Information contains more information regarding the Board of Trustees.

Portfolio Manager
Kit M. Cole is the portfolio manager of the Fund and is the primary person responsible for the day-to-day management. Prior to becoming the Fund’s portfolio manager, Ms. Cole managed private investment portfolios since 1978. Ms. Cole has over 30 years of investment experience. Ms. Cole holds a Master’s degree from the University of California, Berkeley in Finance and a Bachelor’s degree from Long Beach State University.

Fund Administration, Fund Accounting, Transfer Agent, Custody, Audit and Legal Services
U.S. Bancorp Fund Services, LLC serves as the Fund’s administrator, transfer agent and fund accountant. As such, U.S. Bancorp Fund Services, LLC provides all necessary recordkeeping services and share transfer services for the Fund. U.S. Bank, N.A. serves as the Fund’s custodian. Tait, Weller & Baker serves as the independent auditors for purposes of auditing the Fund. Foley & Lardner LLP serves as the Fund's legal counsel.

Distribution of Shares

Distributor
Quasar Distributors, LLC (“Distributor”) serves as distributor and principal underwriter for the shares of Kit Cole Investment Trust pursuant to an Underwriting Agreement.

Rule 12b-1 Services Plan
The Fund has adopted a Rule 12b-1 Services Plan to provide certain shareholder servicing activities for the shareholders of the Fund. The maximum level of Rule 12b-1 expenses is 0.25% per year of the Fund’s average daily net asset value. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Kit Cole Strategic Growth Fund

Pricing of Shares

Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on every business day. The NAV for the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of shares outstanding of the Fund. The NYSE is closed on weekends and most national holidays.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on “fair value” as determined by the Advisor under procedures adopted by the Fund’s Board of Trustees.

If your purchase order is in “good order” (see “How to Purchase Shares”) and delivered to the Fund’s transfer agent before the close of the regular trading session of the NYSE on any business day, your order will receive the share price next determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

In the case of certain authorized financial intermediaries, such as broker-dealer organizations, fund supermarkets, retirement plan record-keepers or other financial institutions, that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the NAV calculated after receipt by such intermediary, consistent with applicable laws and regulations. You should inquire of your financial institution whether it is an authorized financial intermediary entitled to accept orders on the Fund’s behalf. Other intermediaries that are not authorized financial intermediaries may set cut-off times for the receipt of orders that are earlier than the Fund’s. If you place an order through an intermediary not authorized by the Fund to accept orders, your request will be priced at the next NAV calculated after receipt of your order by the Fund or its transfer agent and not such intermediary.

How to Purchase Shares

To open an account, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular accounts	$1,000	$100
IRA accounts, pension plans, 401Ks, UTMAs, etc.	$100	$50

Good Order Purchase Requests
When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
▪    the name of the Fund
▪    the dollar amount of shares to be purchased
▪    account application form or investment stub
▪    check payable to the “Kit Cole Strategic Growth Fund”

In compliance with the USA Patriot Act of 2001, please note that the Fund’s transfer agent or your financial intermediary will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted without providing a permanent street address on your application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.

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Kit Cole Strategic Growth Fund

The Fund reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Purchase of shares of the Fund is not available to foreign investors.

Through a broker/dealer organization
You can purchase shares of the Fund through any broker-dealer organization or other financial organization that agrees to offer shares of the Fund and that has made satisfactory payment and redemption arrangements with the Fund. Such financial intermediaries are responsible for sending your purchase order to the Fund’s transfer agent. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail
You can purchase shares of the Fund directly from the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC. To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Kit Cole Strategic Growth Fund.” The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account.

	Regular Mail Kit Cole Strategic Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Kit Cole Strategic Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at 1-866-KIT-COLE and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

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Kit Cole Strategic Growth Fund

By wire
To open an account or to make additional investments by wire, call 1-866-KIT-COLE to notify the Fund of the incoming wire using the wiring instructions below:

U.S. Bank, N.A.
777 E. Wisconsin Ave
Milwaukee, WI 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:      Kit Cole Investment Trust,
Kit Cole Strategic Growth Fund
(your name or the title on the account)
(your account #)

Initial Investment - By wire
If you are making an initial investment in the Fund, before you wire funds please contact the Fund’s transfer agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact your within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments - By wire
Before sending your wire, please contact the Fund’s transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Through an automatic investment plan
If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $100. Once your account has been opened, you may purchase shares of the Fund through the AIP. You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Fund’s transfer agent has received your request. To change the amount of your investment or to terminate the plan, please call the Fund’s transfer agent 5 days prior to the effective date. Additionally, the Fund’s transfer agent will charge a $25 fee for any payment returned.

How to Sell Shares

Through a broker/dealer or financial consultant
If you purchased your shares through a broker-dealer or other financial organization, your redemption order should be placed through the same organization. Your broker or financial consultant is responsible for sending your redemption order to the Fund’s transfer agent on a timely basis. Please keep in mind that your broker or financial consultant may charge additional fees for its services.

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Kit Cole Strategic Growth Fund

By mail
If you purchased your shares from the Fund’s transfer agent, you should send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all account holders sign the letter. Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization). Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Please see the Statement of Additional Information for more information.

	Regular Mail Kit Cole Strategic Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Kit Cole Strategic Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

The Fund’s transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions.

In addition to the requirements discussed above, a signature guarantee may be needed for:

▪  redemptions made by wire transfer;
▪  redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;
▪  redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request; or
▪  redemptions over $50,000.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public cannot guarantee signatures.

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-866-KIT-COLE. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

By wire
To redeem shares by wire, call the Fund at 1-866-KIT-COLE and specify the amount of money you wish to be wired. Your proceeds will be wired to the bank account on file with the Fund’s transfer agent at the time of redemption. Your bank may charge a fee to receive wired funds. The transfer agent charges a $15 outgoing wire fee.

Through a systematic withdrawal plan
If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals. The minimum withdrawal amount is $250. Money will be transferred from your Fund account to the account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. Redemptions made under the systematic withdrawal plan will not be subject to the redemption fee. Your bank must be a member of the Automated Clearing House network (“ACH”). You may change your payment amount or terminate your participation by contacting the transfer agent 5 days prior to the effective date.

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Kit Cole Strategic Growth Fund

When Redemption Proceeds Are Sent to You
Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after the Fund receives your redemption request.

If you purchase shares using a check soon after requesting a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Redemption Requests in Good Order
When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
▪	the name of the Fund

▪	the dollar amount or the number of shares to be redeemed

▪	signatures of all registered shareholders including a signature when necessary

▪	the account number

Redemption Fee
If you redeem shares of the Fund after holding them for less than 6 months, the Fund will charge a fee of 1.00% of the value of the shares redeemed. If you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether this fee applies. This fee is paid to the Fund to cover the costs of maintaining accounts that are abnormally active. This fee does not apply to Fund shares acquired through the investment of dividends and does not apply to redemptions made under the Systematic Withdrawal Plan.

Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $1,000 ($100 for IRA accounts) requesting that you bring the account back up to $1,000 ($100 for IRA accounts) or close it out. If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.

Retirement and Education Plans

You may purchase shares of the Fund for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement or other qualified plan account, call 1-866-KIT-COLE.

Distributions and Taxes

The Fund will distribute substantially all of the net investment income and net capital gains that it has realized in the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you elect to have the distributions paid in cash, a check will be mailed to you via the U.S. Postal Service. Keep in mind, undeliverable checks or checks not deposited within six months will be reinvested in additional shares of the Fund at the then current net asset value. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. Dividends paid in cash or in additional shares are treated the same for tax purposes.

In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan) as either ordinary income or capital gains. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of the income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

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Kit Cole Strategic Growth Fund

When you sell your shares of the Fund, you may have a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Shareholder Reports and Confirmations

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases and redemptions of Fund shares. Account statements will be mailed to you on a quarterly basis.

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Kit Cole Strategic Growth Fund

Financial Highlights

The financial highlight tables below show the Fund’s financial performance information. Certain information reflects financial results for single shares of the Fund. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information for the year end June 30, 2004 has been audited by Tait, Weller & Baker, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for prior periods was audited by other independent auditors.

	Year Ended 6/30/04	Year Ended 6/30/03	Year Ended 6/30/02	Period Ended 6/30/01(1)

Net asset value at beginning of period	$4.06	$4.25	$6.57	$10.00
Income from investment operations:
Net investment income (loss)	-0.06	-0.04	-0.07	-0.05(2)
Net realized and unrealized gains (losses) on investments	0.41	-0.15	-2.25	-3.38
Total from investment operations	0.35	-0.19	-2.32	-3.43
Net asset value at end of period	$4.41	$4.06	$4.25	$6.57
Total return	8.62%	-4.47%	-35.31%	-34.30%(3)
Net assets at end of period (millions)	$11,080	$5,611	$4,000	$5,183
Ratio of expenses to average net assets
Before expense reimbursement	3.61%	6.41%	5.44%	5.00%(4)
After expense reimbursement	2.00%	2.00%	2.00%	2.00%(4)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	-3.13%	-5.95%	-4.87%	-4.16%(4)
After expense reimbursement	-1.52%	-1.54%	-1.43%	-1.16%(4)
Portfolio turnover rate	88%	95%	134%	82%(4)
(1) Represents the period from the commencement of operations (November 7, 2000) through June 30, 2001.
(2) Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3) Not Annualized.
(4) Annualized.

12

Kit Cole Strategic Growth Fund

NOTICE OF PRIVACY POLICY

Kit Cole Investment Trust and Kit Cole Investment Advisory Services recognizes and respects your privacy expectations. We are providing our privacy policy to you as notice of the kinds of information we collect about you and the circumstances in which that information may be disclosed. Your privacy is important to us and we are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

▪	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

▪	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Not Part of Prospectus

13

Kit Cole Strategic Growth Fund

Kit Cole Strategic Growth Fund

INVESTMENT ADVISOR
Kit Cole Investment Advisory Services
San Rafael, California

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT AUDITORS
Tait, Weller & Baker
Philadelphia, Pennsylvania

LEGAL COUNSEL
Foley & Lardner LLP
Milwaukee, WI

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Cincinnati, Ohio

14

Where to find more information:

You can find more information about the Kit Cole Strategic Growth Fund in the following documents:

Statement of Additional Information dated October 28, 2004

The Statement of Additional Information for the Fund provides more details about the Fund’s policies and management. The Fund’s Statement of Additional Information is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year.

You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-866-KIT-COLE or by writing to:

Kit Cole Strategic Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the Securities and Exchange Commission (“SEC”) Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
publicinfo@sec.gov
1-202-942-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
1940 Act File No. 811-09887

15

Kit Cole Strategic Growth Fund
A Series of Kit Cole Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

October 28, 2004

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus of the Kit Cole Strategic Growth Fund dated October 28, 2004, and should be read together with that Prospectus. To receive a copy of the Prospectus, write to Kit Cole Investment Trust or call the nationwide toll free number 1-866-KIT-COLE.

The audited financial statements for the Kit Cole Strategic Growth Fund for the year ended June 30, 2004 are incorporated by reference to the Kit Cole Investment Trust’s June 30, 2004 Annual Report.

Kit Cole Investment Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Table of Contents
General Information about Kit Cole Investment Trust	2
Description of the Kit Cole Strategic Growth Fund	2
Investment Restrictions	3
Investments and Risks	4
Management of the Fund	8
Control Person and Principal Holders of Securities	11
Investment Advisor	11
Code of Ethics	13
Proxy Voting Guidelines	14
Anti-Money Laundering Program	14
Fund Administration	15
Custodian	15
Legal Counsel	15
Distributor	15
Rule 12b-1 Services Plan	15
Portfolio Transactions and Brokerage Allocations	17
Purchase of Shares	18
Redemption of Shares	18
Pricing of Shares	19
Tax Status	20
Independent Auditors	21
Financial Statements	21

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Kit Cole Strategic Growth Fund

General Information about Kit Cole Investment Trust

The Kit Cole Strategic Growth Fund is the first of several anticipated mutual funds that are part of the Fund group called Kit Cole Investment Trust (the “Trust”). The Trust is an open-end investment management company and was organized as a Delaware business trust (now called a Delaware statutory trust) on March 28, 2000. The Trust currently offers one series of shares to investors, the Kit Cole Strategic Growth Fund (the “Fund”). The Fund is a non-diversified series and has its own investment objective and policies. The Trust may start other series and offer shares of new funds under the Trust at any time. The Fund’s registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is 851 Irwin Street, San Rafael, California, 94901.

Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the Investment Company Act of 1940 (the “1940 Act”) or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the fund’s transfer agent, and certificates for shares will generally not be issued.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees deem equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Description of the Kit Cole Strategic Growth Fund

The Fund is a non-diversified Fund and seeks to achieve the long-term growth of your investment capital. The investment objective is fundamental and therefore cannot be changed without the approval of shareholders.

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Investment Restrictions

In addition to the investment objectives and policies set forth in the Prospectus, the Fund is subject to certain investment policies and restrictions, as set forth below. The Fund’s investment objective and fundamental policies and restrictions may not be changed without the vote of a majority of the Fund’s outstanding shares. “Majority,” as used in the Prospectus and in this Statement of Additional Information, means the lesser of (a) 67% of the Fund’s outstanding shares voting at a meeting of shareholders at which more than 50% of the outstanding shares are represented in person or by proxy or (b) a majority of the Fund’s outstanding shares. Unless specifically identified as fundamental, each investment policy discussed in the Prospectus or this Statement of Additional Information is not fundamental and may be changed by the Fund’s Board of Trustees without shareholder approval.

For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the Fund.

As fundamental policies, unless otherwise specified below, the Fund will not:

1.	Invest in the securities of companies in any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 25% of the Fund’s total assets would be invested in such industry. Various types of technology and utilities companies are considered to be in separate industries.

2.	Issue any senior securities except as permitted by the 1940 Act.

3.	Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold, the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

4.	Borrow money except:

(a)	from banks to purchase or carry securities or other investments,
(b)	from banks for temporary or emergency purposes, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

5.	Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase no more than the aggregate of 5% of stock and bond index options, financial futures contracts and options on such contracts.

6.	Purchase or sell real estate or real estate mortgage loans, except that the Fund may invest no more than 5% of its assets in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

7.	Make loans, except that the Fund may (a) purchase and hold debt obligations in accordance with its investment objective and policies, (b) enter into repurchase agreements, (c) lend portfolio securities on a collateralized basis, and (d) engage in similar cash management and income enhancement transactions.

The Fund has also adopted the following restrictions for the Fund that are not fundamental policies and may be changed by the Board of Trustees without shareholder approval. The Fund shall not:

1.	Invest in companies for the purpose of exercising control or management.

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2.	Purchase the securities of other investment companies except as permitted by the 1940 Act.

3.	Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

4.	Invest more than 15% of its net assets in illiquid securities, such as restricted securities, repurchase agreements with a maturity of more than seven days, or securities with no readily available market quotation.

Investments and Risks

Although not part of the Fund’s principal strategy, the Fund may invest in small or medium-size companies that meet the Advisor’s criteria and display the potential for long-term capital growth. The Fund may also invest in securities convertible into common stock. If the Advisor sees an opportunity for capital growth within foreign markets, the Fund may also invest a portion of its assets in common stock of foreign companies. These non-principal strategies, as well as others, are further discussed below.

U.S. Government Securities
The Fund may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Obligations issued by the U.S. Treasury include Bills, Notes and Bonds (“Treasury Securities”) which differ from each other mainly in their interest rates and the length of their maturity at original issue. In this regard, Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities greater than ten years. Such Treasury Securities are backed by the full faith and credit of the U.S. Government. As with all fixed-income securities, various market forces influence the value of such securities. There is an inverse relationship between the market value of such securities and yield. As interest rates rise, the value of the securities falls; conversely, as interest rates fall, the market value of such securities rises.

Bond Securities
To the extent the Fund invests in bonds, it will be exposed to the risks of bond investing. A bond’s market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises. Also, the longer a bond’s maturity, the greater the risk and the higher its yield will be. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield. A bond’s value can also be affected by changes in the bond’s credit quality rating or its issuer’s financial condition.

Convertible Securities
To the extent the Fund invests in convertible securities, it will be exposed to the risks of convertible securities. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer’s underlying common shares at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or a combination of the features of these securities. As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the prevailing level of interest rates. As the level of interest rates increases, the market value of convertible securities tends to decline and, conversely, as interest rates decline, the market value of convertible securities tends to increase. The unique investment characteristic of convertible securities (the right to exchange for the issuer’s common stock) causes the market value of the convertible securities to increase when the value of the underlying common stock increases. However, because security prices fluctuate, there cannot be an assurance of capital appreciation. Most convertible securities will not reflect as much capital appreciation as their underlying common stocks.

Options Transactions
The Fund may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or to minimize or hedge against anticipated declines in the value of the Fund’s securities. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the option as long as the option is outstanding. All put options written by the Fund are covered, which means that the Fund has deposited with the Trust’s custodian cash or liquid securities with a value at least equal to the exercise price of the option. Call and put options written by the Fund may also be covered to the extent that the Fund’s liabilities under such options are offset by its rights under call or put options purchased by the Fund (e.g. closing purchase transactions) and call options written by the Fund may also be covered by depositing cash or liquid securities with the Trust’s custodian in the same manner as written puts are covered. Some of the more frequently used stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, and NYSE Beta Index. The Fund may also use options on such other indices as may now or in the future be available.

B-4

Repurchase Agreements
The Fund may enter into repurchase agreements on U.S. Government Securities or other liquid securities to invest cash awaiting investment and/or for temporary defensive purposes. A repurchase agreement involves the purchase by the Fund of liquid securities, usually U.S. Government Securities with the condition that after a stated period of time (usually seven days or less) the original seller will buy back the same securities (“collateral”) at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Fund will have to sell the collateral, which action could involve costs or delays. In such case, the Fund’s ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Fund would suffer a loss.

Money Market Instruments
The Fund may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of thirteen months or less. These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable. Furthermore, although the Fund will stay fully invested in stocks under normal market conditions, the Fund may temporarily depart from its principal investment strategy by making short term investments in cash equivalents in response to adverse markets, economic or political conditions. This may result in the Fund not reaching its investment objective. The Fund may invest in money market instruments, which include, among other things:

(a)	U.S. Treasury Bills;

(b)	U.S. Treasury Notes with maturities of 18 months or less;

(c)	U.S. Government Securities subject to repurchase agreements;

(d)	Cash;

(e)	Obligations of domestic branches of U.S. banks (including certificates of deposit and bankers’ acceptances with maturities of 18 months or less) which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000 and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”);

(f)	Commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody’s or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which, at the date of investment, have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody’s;

(g)	Variable rate master demand notes;

(h)	Short-term (maturing in one year or less) corporate obligations which, at the date of investment, are rated AA or better by S&P or Aa or better by Moody’s; and

(i)	Shares of no-load money market mutual funds (subject to the ownership restrictions of the 1940 Act). Investment by the Fund in shares of a money market mutual fund indirectly results in the investor paying not only the advisory fee and related fees charged by the Fund, but also the advisory fees and related fees charged by the Advisor and other entities providing services to the money market mutual fund.

B-5

Small and Medium-Sized Companies
To the extent the Fund invests in small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

When-Issued and Delayed Delivery Transactions
The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller’s failure to complete these transactions may cause Fund to miss a price or yield considered advantageous.

Securities Lending
The Fund may lend portfolio securities up to 50% of the value of its total assets, on a short- or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions that the Advisor has determined are creditworthy under guidelines established by the Fund’s Board of Trustees. The Fund must also receive collateral in the form of cash or U.S. government securities equal to at least 100% of the securities loaned at all times.

Restricted and Illiquid Securities
The Fund may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Fund may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. The Fund’s Board of Trustees has established criteria that allows the Advisor to consider certain restricted securities as liquid.

Borrowing
The Fund may borrow up to 50% of the value of its total assets as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds would decrease the net earnings of that Fund. The Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of the value of the Fund’s total assets. The Fund may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument’s market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

Warrants
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. If the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

B-6

Real Estate Investment Trusts
The Fund may invest in equity or mortgage real estate investment trusts (“REITs”) that together produce income. A REIT is a managed portfolio of real estate investments. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Over-the-Counter Options
The Fund may generally purchase over-the-counter options on portfolio securities in negotiated transactions with the writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund may purchase options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Advisor.

Investments in Foreign Securities
The Fund may invest in foreign securities, which may include other investment companies that invest primarily in international securities. The international securities include equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in currencies other than U.S. dollars. The international equity securities may be traded domestically or abroad through various stock exchanges, American Depositary Receipts (“ADRs”), International Depositary Receipts (“IDRs”) European Depositary Receipts (“EDRs”), Global Depository Receipts (“GDRs”), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund’s investment policies, the Fund’s investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. The international fixed-income securities include ADRs, IDRs, and government securities of other nations and must be rated Baa or better by Moody’s or BBB or better by S&P. If the securities are unrated, the Advisor must determine that they are of similar quality to the rated securities before the Fund may invest in them. The Fund does not intend to invest more than 20% of its assets in international securities.

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Other differences between investing in foreign companies and in U.S. companies, depending on the specific security and foreign market, may include:

• information is less publicly available
• there is a lack of uniform financial accounting standards applicable to foreign companies
• market quotations are less readily available
• there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks

B-7

• there is generally a lower foreign securities market volume
• it is likely that foreign securities may be less liquid or more volatile
• there are generally higher foreign brokerage commissions
• there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems
• the mail service between countries may be unreliable
• there are political or financial changes that adversely affect investments in some countries.

Foreign Currency Transactions
The Fund may use foreign currency transactions to settle securities transactions. Because foreign securities may be denominated in foreign currencies, changes in foreign currency exchange rates could affect the Fund’s net asset value, the value of interest earned, gains and losses realized on the sale of securities, and net investment income and capital gain. If the value of a foreign currency rises against the U.S. dollar, the value of an the Fund’s assets denominated in that currency will increase. If the value of the foreign currency declines against the U.S. dollar, the value of the Fund assets denominated in that currency decrease. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Temporary Defensive Positions
The Fund may deviate from its fundamental and non-fundamental investment policies during periods of adverse or abnormal market, economic, political and other circumstances requiring immediate action to protect assets. In such cases, the Fund may invest up to 100% of its assets in U.S. Government Securities and any money market investment described above.

Portfolio Turnover
While it is not the policy of the Fund to trade actively for short-term profits, the Fund will dispose of securities without regard to the time they have been held when such action appears advisable to the Advisor. Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including short-term securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. The turnover rate will not be a limiting factor when management deems portfolio changes appropriate.

Management of the Fund

Board of Trustees
The Fund is managed by a Board of Trustees. The Fund’s Board of Trustees consists of four individuals, three of who are not “interested persons” of the Fund as that term is defined in the 1940 Act (“Disinterested Trustees”). The Trustees are fiduciaries of the Fund’s shareholders and are governed by the laws of the state of Delaware. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. The Fund provides indemnification to any of the Trustees, officers, underwriters or affiliated person of the Fund for the actions they perform on behalf of the Fund.

B-8

Management Information
The names, addresses and principal occupations during the past five years of the Trustees and executive officers of the Fund are as follows:

Interested Trustee

Name and Address and Age	Position with the Fund/Length of Time served*	Principal Occupation during Last Five Years	# of portfolio n Fund	Other Directorship held by Trustee
Kit M. Cole, M.B.A. (63)** 851 Irwin Street San Rafael, CA 94901	President and Chief Executive Officer, Chairperson and Trustee since 2000	CEO and Founder, Kit Cole Investment Advisory Services, 1977 - Present.	1	Chair- Epic Bancorp CEO-Marin Advisers, Inc. CEO-Cole Financial Ventures, Inc. Chair - Tamalpais Bank Chairman Emeritus - Novato Community Bank Chairman Emeritus - New West Bancshares
Disinterested Trustees

Lilly Stamets (57) 851 Irwin Street San Rafael, CA 94901	Disinterested Trustee since 2000	Executive Vice President, California Host (corporate event management), 2000 - Present; Retail Operations Manager, The Academy Store (retail store at the California Academy of Sciences), 1995 - 2001; Principal, Premier Consulting Services (retailer consultants), 1995 - Present.	1	None.
Deborah J. Magowan (59) 851 Irwin Street San Rafael, CA 94901	Disinterested Trustee since 2000	Chairperson, San Francisco Fall Antique show, 1996 to 2003; Trustee, The Hamlin’s School, 1990-1996.	1	Trustee, The Hamlin School 1990-1996.
Nancy K. House (55) 25295 La Loma Drive Los Altos Hills, CA 94022	Disinterested Trustee since 2003	Limited Partner and Member of the Board of Directors, San Francisco Baseball Associates 1999 - Present; Council of 100, San Jose Museum of Art, 1997-1999.	1	None
Officers of the Trust
Jeff Tappan (40)*** 851 Irwin Street San Rafael, CA 94901	Executive Vice President, Secretary & Treasurer since 2000	Project Manager and Fixed Income Manager, Kit Cole Investment Advisory Services, 1989 - Present.	N/A	Director, Epic Bancorp Director, Tamalpais Bank Director, Kit Cole Investment Advisory Services
*Each appointment is for an indefinite term until termination or resignation
**This trustee is deemed to be an “interested person” of the Fund by virtue of her affiliation with Kit Cole Advisory Services, Inc. Kit Cole is the CEO and Founder of the Advisor.
***Jeff Tappan, Executive Vice President, Secretary, and Treasurer of the Trust, is Kit Cole’s son and is a Project Manager and Fixed Income Portfolio Manager with the Advisor.

B-9

Compensation
For their services as Trustees, the independent or Disinterested Trustees will receive compensation consisting of $500 for each meeting attended and will be reimbursed for the expenses of attending such meetings. Neither the Trust nor the Fund pays any fees to the Interested Trustees. Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses. The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended June 30, 2004. Presently, none of the executive officers receive compensation from the Fund.

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees
Kit M. Cole, President and Chief Executive Officer, Trustee*	None	None	None	None
Jeff Tappan, Executive Vice President, Secretary and Treasurer	None	None	None	None
Lilly Stamets, Disinterested Trustee	$2,000	None	None	$2,000
Deborah J. Magowan, Disinterested Trustee	$2,000	None	None	$2,000
Nancy K. House, Disinterested Trustee	$2,000	None	None	$2,000
*This trustee is deemed to be an interested person as defined in the 1940 Act because of her relationship with the Fund’s investment advisor.

Board Committees

Audit Committee
The Fund has an Audit Committee, which is comprised of all the Disinterested Trustees as follows: Ms. Lilly Stamets, Ms. Nancy House and Ms. Deborah Magowan. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence. The Audit Committee meets once a year, and if necessary, more frequently. The Audit Committee met twice during the fiscal year ended June 30, 2004. As of September 2004, the Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

Nominating Committee
The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee is comprised of all the Disinterested Trustees as follows: Ms. Lilly Stamets, Ms. Nancy House and Ms. Deborah Magowan. There are no policies in place regarding nominees recommended by shareholders. The Committee did not have reason to meet during the last fiscal year.

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Valuation Committee
The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee plans to meet as necessary when a price is not readily available. Ms. Kit Cole is currently the sole member of the Valuation Committee.

Control Person and Principal Holders of Securities

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund’ outstanding equity securities. As of September 30, 2004, no shareholders owned of record or beneficially 5% or more of the outstanding shares of the Fund.

As of September 30, 2004, the officers and Trustees, as a group, owned 3.44% of the Fund’s outstanding shares.

Management Ownership

The following table shows the dollar range of shares beneficially owned by each officer or Trustee in the Fund as of September 30, 2004.
Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned in the Fund
Name of Trustee	Aggregate Dollar Range of Equity Securities Beneficially Owned
Deborah J. Magowan, Trustee	B
Lilly Stamets, Trustee	A
Nancy K. House, Trustee	C
Kit M. Cole, Trustee & President	D
Jeff. Tappan, Vice President, Secretary and Treasurer	B

As of December 31, 2003, none of the Disinterested Trustees owned more than 5% of the Funds or members of their immediate families owned any securities of the Advisor, the Distributor or any other entity directly or indirectly controlling, controlled by, or under common control with the Advisor or Distributor. During the two most recently completed calendar years, none of the Independent Trustees or members of their immediate families conducted any transactions (or series of transactions) with the Advisor, Distributor or any affiliate of the Advisor or Distributor in which the amount involved exceeded $60,000.

Investment Advisor

Kit Cole Investment Advisory Services, Inc., a California corporation, is an investment management and financial planning firm that specializes in helping women and families reach their lifetime financial goals through a collaborative, comprehensive and education-oriented approach to investment management. From its headquarters in San Rafael, California, Kit Cole Investment Advisory Services assists clients throughout the country.

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Founded in 1977, Kit Cole Investment Advisory Services offers a well-developed and time-proven investment philosophy, a talented professional staff, and superior client service. Kit Cole Investment Advisory Services is recognized as a leader in providing investment advisory services to women and families. Its philosophy, however, has a very broad-based appeal and, as a result, has a diverse customer base (40% of its current clients are men).

Kit Cole Investment Advisory Services serves as an investment advisor to the Fund pursuant to an Investment Advisory Agreement dated as of September 29, 2000. This Investment Advisory Agreement is effective for a maximum initial term of two years and continues on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Advisor’s decisions are made subject to direction of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

In renewing the advisory agreement on behalf of the Fund, at a meeting of the Board of Trustees on July 28, 2004, the Board of Trustees, including the Disinterested Trustees, took into consideration, among other things:
(a)	the nature and quality of the services provided by the Advisor to the Fund;
(b)	the appropriateness of the fees paid by the Fund to the Advisor;
(c)	the level of Fund expenses;
(d)	the reasonableness of the potential profitability of the advisory agreement to the Advisor;
(e)	the performance of the Fund during the past fiscal year; and
(f)	the nature of the Fund’s investments.

Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that, to date, the Advisor has waived all of its fees that were to be paid by the Fund and is currently heavily subsidizing the Fund. The Board discussed the expenses of the Fund, determined that they were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor’s brokerage practices were reasonably efficient.

In considering whether to renew the advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. Based on their evaluation of all material factors discussed above the Trustees and Independent Trustees concluded that the advisory agreement was fair, reasonable and in the best interest of shareholders, and that it should be renewed and approved.

For the services provided by the Advisor under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to Kit Cole Investment Advisory Services an annual fee of 1.25% of the Fund’s average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Fund has an Expense Limitation and Reimbursement Agreement with the Advisor, under which the Advisor has agreed to limit the Fund’s total annual operating expenses, inclusive of advisory and 12b-1 fees, to 2.00% of average daily net assets. The Expense Limitation and Reimbursement Agreement allows the Advisor to recapture amounts reimbursed to the Fund and/or fees waived by the Advisor over a three to five-year period if the amounts to be recaptured are approved by the Board of Trustees and can be recaptured without causing the Fund to exceed the applicable expense cap after paying all current expenses. The Expense Limitation and Reimbursement Agreement expires on September 29, 2005 and can be renewed annually by action of a majority of the Board of Trustees (including a majority of the independent members of the Board). Subsidies relating to year one remain eligible for recapture for five years -- i.e., through the end of the sixth fiscal year of the Fund’s operations. Subsidies relating to years two and three remain eligible for recapture for four years -- i.e., through the end of the Fund’s sixth and seventh fiscal years of operations, respectively. Subsidies relating to year four and later remain eligible for recapture for three years -- i.e., for year four, through the end of the seventh fiscal year of operations; for year five, through the end of the eighth fiscal year of operations, etc.

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The dollar amounts of fees earned by the Advisor during the periods ended June 30, 2004, 2003, and 2002 is as follows:
Period Ended June 30

	2004	2003	2002
Advisory fees accrued	$120,547	$42,233	$53,481
Advisory fees waived	$154,941	$149,162	$147,312
Net Advisory fee paid	-$34,394	-$106,929	-$93,831

More Information about the Advisor
Kit M. Cole, MBA, Founder and CEO of Kit Cole Investment Advisory Services, has managed marketable securities for over 20 years. Ms. Cole was one of the first women in the country to be hired as a stockbroker at a major brokerage firm. In 1977, she founded Kit Cole Investment Advisory Services (formerly known as Cole Financial Group, Inc.) which specializes in providing investment management and financial counseling to women and families. Ms. Cole also has a broad range of experience in income taxation, banking, estate and personal financial planning. Ms. Cole is also the Chairman/CEO and co-founder of Tamalpais Bank, one of Marin County’s most profitable financial institutions and Chairman Emeritus of Novato Community Bank. Ms. Cole also co-founded and served as Chairman of the Board of New Horizons Savings & Loan, which was acquired by Luther Burbank Savings in 1996. Ms. Cole has been active in community affairs. Ms. Cole has served on the Marin Women’s Commission both as a Commissioner and as the Chairperson. In 1997, Ms. Cole was inducted to the Marin County Women’s Hall of Fame for her achievements in the financial industry. Ms. Cole received her BA in English from California State University, Long Beach with honors and her MBA in Finance from U.C. Berkeley’s Haas School of Business.

Code of Ethics

Both the Trust and the Advisor have adopted Codes of Ethics that govern the conduct of employees of the Trust and Advisor who may have access to information about the Fund’s securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Fund’s shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require blackout periods for personal trading of securities in amounts above a certain size if those same securities are being which may be considered for purchase or sale by the Fund or other clients of the Advisor; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

B-13

Proxy Voting Guidelines

The Advisor provides a voice on behalf of shareholders of the Fund. The Advisor views the proxy voting process as an integral part of the relationship with the Fund. The Advisor is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Fund delegates its authority to vote proxies to the Advisor, subject to the supervision of the Board of Trustees. The Fund’s proxy voting policies are summarized below.

Policies of the Fund’s Investment Advisor
It is the Advisor’s policy to vote all proxies received by the Fund in a timely manner. Upon receiving each proxy the Advisor will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Advisor will consider information from a variety of sources in evaluating the issues presented in a proxy. The Advisor generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Advisor generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest
The Advisor’s duty is to vote in the best interests of the Fund’s shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the Fund, the Advisor will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Advisor;
2.	Disclose the conflict to the Disinterested Trustees of the Fund and obtain their direction on how to vote the proxy; or
3.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

In the event of a conflict between the interests of the Advisor and the Fund, the Advisor’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction on how to vote the proxy. The Board has delegated this authority to the independent directors, and the proxy voting direction in such a case shall be determined by a majority of the independent directors.

More Information
The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request by calling toll-free, 1-866-Kit-Cole or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-866-Kit-Cole and will be sent within three business days of receipt of a request.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

B-14

The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Fund Administration

U.S. Bancorp Fund Services, LLC, a subsidiary of U. S. Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. U.S. Bancorp Fund Services, LLC also will serve as fund accountant and transfer agent under separate agreements. For the fiscal periods ended June 30, 2004, 2003, and 2002, the Fund paid the following fees for administrative services:

Period Ended June 30

	2004	2003	2002
Administrative Fees	$46,356	$41,677	$55,402
Custodian

The Custodian for the Trust and the Fund is U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. U.S. Bank, N.A., as Custodian, holds all of securities and cash owned by the Fund.

Legal Counsel

The Fund’s legal counsel is Foley & Lardner LLP located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Distributor

Quasar Distributors, LLC serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 29, 2000 (the “Distribution Agreement”). Quasar Distributors, LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the NASD. The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares. The Distribution Agreement was last renewed by the Board of Trustees, including the Disinterested Trustees, at a meeting held July 28, 2004.

Rule 12b-1 Services Plan

The Board of Trustees has adopted a Rule 12b-1 Services Plan on behalf of the Fund, in accordance with Rule 12b-1 (the “Plan”) under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to compensate the Advisor as plan disbursement agent for certain activities relating to shareholder servicing and distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 0.25% of the Fund’s average net assets on an annual basis.

B-15

The NASD’s maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

The Plan authorizes the use of Fund assets to pay the Advisor, banks, broker/dealers and other institutions that provide distribution assistance and/or shareholder services such as:
▪	printing and distributing prospectuses to persons other than Fund shareholders,
▪	printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and
▪	furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

The Plan requires the Fund to prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Trustees re-approved the Plan on July 28, 2004.

The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

The Plan may not be amended so as to materially increase the amount of the Rule 12b-1 fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

For the fiscal year ended June 30, 2004, the following amounts have been expended under the Plan for the Fund:
2004
Advertising	$2,326
Printing & Mailing of Prospectuses to new shareholders	304
Compensation to Dealers/Sales Personnel	150
Other Finance Charges	0
Other Fees	0
TOTAL	$2,780

B-16

Portfolio Transactions and Brokerage Allocations

The Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Advisor, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission (if any) and considering the state of the market at the time.

The primary consideration in effecting transactions for the Fund is execution at the most favorable prices. The Advisor has complete freedom as to the markets in and the broker-dealers through or with which (acting on an agency basis or as principal) it seeks execution. The Advisor may consider a number of factors in determining which broker-dealers to use for the Fund’s transactions. These factors include research services, the reasonableness of commissions, and the quality of services and execution. Fund transactions for the Fund may be effected through the Distributor if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Fund intends to comply with Section 17(e)(1) of the 1940 Act, as amended.

When consistent with these objectives, business may be placed with broker-dealers, including the Distributor, who furnish investment research and/or services to the Advisor. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Advisor to supplement its own investment research activities and enables the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Advisor, the Advisor may receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these trans-actions. The Advisor believes that most research services obtained by it generally benefit several or all of the accounts that it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Advisor may also purchase securities from time to time from broker-dealers who are participating as underwriters in a firm commitment underwriting of municipal securities where the Distributor is also a member of the selling syndicate. The Board of Trustees of the Fund has adopted a policy pursuant to Rule 10f-3 under the 1940 Act governing such purchases. The purchase of such municipal securities shall only be made pursuant to the requirements of Rule 10f-3 and the policies adopted by the Board of Trustees of the Fund.

In determining the commissions to be paid to the Distributor, it is the policy of the Fund that such commissions, will, in the judgment of the Advisor, subject to review by the Board of Trustees, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable trans-actions involving similar securities being purchased or sold on a securities exchange during a comparable period of time, (b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers, and (c) conform to the requirements of Rule 17e-1 under the 1940 Act. While the Advisor does not deem it practicable and in the best interest of the Fund to solicit competitive bids for commission rates on each trans-action, consideration will regularly be given to posted com-mission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

In certain instances, there may be securities that are suitable for the Fund as well as for that of one or more of the advisory clients of the Advisor. Investment decisions for the Fund and for such advisory clients are made by the Advisor with a view to achieving the investment objective. It may develop that a particular security is bought or sold for only one client of the Advisor even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients of one of the Advisor when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Advisor to be equitable to each (and may result, in the case of purchases, in allocation of that security only to some of those clients and the purchase of another security for other clients regarded by the Advisor as a satisfactory substitute). It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. At the same time, however, it is believed that the ability of the Fund to participate in volume transactions will sometimes produce better execution prices.

B-17

The Board of Trustees of the Fund has also adopted a policy pursuant to Rule 17a-7 under the 1940 Act that allows certain principal transactions between certain remote affiliates of the Fund and the Fund. Such transactions could include purchases of securities for the Fund from private accounts managed by the Advisor or sales of securities from the Fund to private accounts managed by the Advisor. These transactions will only be effected in accordance with the provisions of Rule 17a-7 under the 1940 Act and are further restricted by the policies adopted by the Board of Trustees pursuant thereto. Under the policies, the Board must, on a quarterly basis, determine that all transactions effected in reliance on Rule 17a-7 during the preceding quarter were in compliance with the procedures. The Board must also review the procedures as necessary.

During the fiscal year ended June 30, 2004, 2003, and 2002, the Fund paid the following Brokerage Commissions:

	2004	2003	2002
Directed Brokerage Commissions*	$0	$0	$831
Total Brokerage Commissions	$39,332	$14,909	$9,566

The Fund paid no brokerage commissions to the Distributor.

*These amounts refer to brokerage transactions that are directed to the Fund’s broker because of research services provided.

Purchase of Shares

Orders for shares received by the Trust in good order prior to the close of business on the New York Stock Exchange (the “Exchange”) on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the Exchange. Orders received in good order after the close of the Exchange, or on a day it is not open for trading, are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share. No share certificates will be issued unless requested in writing.

Redemption of Shares

The Trust will redeem all or any portion of a shareholder’s shares of the Fund when requested in accordance with the procedures set forth in the “How to Sell Shares” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the New York Stock Exchange is closed, other than customary weekend and holiday closings;
(b)	when trading on that exchange is restricted for any reason;
(c)	when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

B-18

(d)	when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Corporate, Partnership, Executor, Trustee, Administrators, or Guardian Shareholders
Supporting documents in addition to those listed under “How to Sell Shares” in the Fund’s prospectus will be required from executors, administrators, trustees, or if redemption is requested by one other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Redemption In-Kind
The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash.

Pricing of Shares

The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made by valuing portfolio securities, including open short positions, which are traded on the New York Stock Exchange, American Stock Exchange and on the NASDAQ National Market System at the last reported sales price on that exchange; by valuing put and call options which are traded on the Chicago Board Options Exchange or any other domestic exchange at the last sale price on such exchange; by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

The Advisor reserves the right to value securities, including options, at prices other than last-sale prices when such last-sale prices are believed unrepresentative of fair market value as determined in good faith by the Advisor.

The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

In valuing the Fund’s assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Advisor under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the Advisor under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Fund, including restricted securities and securities that are not readily marketable, are valued in such manner as the Advisor under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

B-19

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board of Trustees, although the actual calculation may be done by others.

An example of how the Fund calculated its total offering price per share as of June 30, 2004 is as follows:

Net Assets	=	Net Asset Value per share
Shares Outstanding

$11,079,675	=	$4.41
2,512,448

Tax Status

The Fund qualifies and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, the Fund must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which the Fund could buy or sell futures contracts and options may be limited by this requirement.

The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.

By law, the Fund must withhold a percentage of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax (“backup withholding”) from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

As a result of the recent federal tax legislation, qualifying distributions occurring in 2003 and later paid out of the Fund’s investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain. Because a portion of the Fund’s income may consist of dividends paid by U.S. corporations, a portion of the distributions paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions properly designated by the Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund. Any loss that is realized and allowed on redemption of shares of the Fund less than six months from the date of purchase of such shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. The Internal Revenue Code of 1986, as amended contains special rules on the computation of a shareholder’s holding period for this purpose. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

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Distributions will be taxable as described above, whether paid in shares or in cash. Each distribution will be accompanied by a brief explanation of the form and character of the distribution. Shareholders will be notified annually as to the federal income tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

A distribution may be taxable to a shareholder even if the distribution reduces the NAV of the shares held below their cost (and is in an economic sense a return of the shareholder’s capital). This is more likely when shares are purchased shortly before an annual distribution of capital gain or other earnings.

Independent Auditors

Tait, Weller & Baker, 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103 serves as the Fund’s independent auditors. Their services include an audit of the Fund’s financial statements.

Financial Statements

The Fund’s audited financial statements are incorporated by reference to the Fund’s Annual Report for the fiscal year ended June 30, 2004 as filed with the SEC on September 8, 2004.

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KIT COLE INVESTMENT TRUST
PART C
OTHER INFORMATION

Item 22. EXHIBITS

(a)	Declaration of Trust
(1)	Certificate of Trust [1]
(2)	Restated Agreement and Declaration of Trust [3]
(b)	Bylaws [1]
(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Agreements and Declaration of Trust and Bylaws
(d)	Advisory Agreement [4]
(e)	Underwriting Agreement [4]
(f)	Bonus or Profit Sharing Contracts - Not applicable
(g)	Custody Agreement [4]
(h)	Other Material Contracts
(1)	Administration Agreement [4]
(2)	Transfer Agent Servicing Agreement [4]
(3)	Fund Accounting Services Agreement [4]
(4)	Expense Waiver and Reimbursement Agreement [4]
(i)	Opinion and Consent of Counsel [2]
(j)	Other Consents
(1)	Consent of Independent Public Accountants— Filed herewith
(2)	Power of Attorney [2]
(k)	Omitted Financial Statements - Not applicable
(l)	Agreement Relating to Initial Capital [4]
(m)	Rule 12b-1 Plan [4]
(n)	Rule 18f-3 Plan - Not applicable
(o)	Reserved
(p)	Code of Ethics [2]
1 Incorporated by reference to registrant’s initial registration statement filed April 5, 2000.
2 Incorporated by reference to registrant’s Pre-Effective Amendment. No. 2 filed October 2, 2000.
3 Incorporated by reference to registrant’s Post-Effective Amendment. No. 1 filed September 28, 2001.
4 Incorporated by reference to registrant’s Post-Effective Amendment. No. 3 filed October 28, 2003.

Item 23. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

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Item 24. Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 25. Business and Other Connections of the Investment Adviser

Kit Cole Investment Advisory Services (the “Advisor”), investment adviser to the series of the Registrant, is a registered investment adviser under the Investment Advisers Act of 1940. To Registrant’s knowledge, none of the directors or senior executive officers of the Advisor except those set forth below, is, or has been at any time during Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of the Advisor who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with Advisor	Other Business Connections	Type of Business
Kit M. Cole	Chief Executive Officer (CEO)	Chair - Epic Bancorp	Holding company for Tamalpais Bank
		CEO - Marin Advisors, Inc.	Real estate managers
		CEO - Cole Financial Ventures, Inc.	General Partner of Community Bankshares, LP
		Chair - Tamalpais Bank	Community Bank
		Chairman Emeritus - Novato Community Bank	Community Bank
		Chair - New West Bancshares	Holding Company of Novato Community Bank

Jeff Tappan	Executive Vice President	Director/Secretary Epic Bancorp	Holding Company for Tampalpais Bank
		Director Tamalpais Bank	Community Bank

Item 26. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

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Advisors Series Trust	Glenmede Fund, Inc.
AHA Investment Funds	Guinness Atkinson Funds
Allied Asset Advisors Funds	Harding, Loevner Funds, Inc.
Alpine Equity Trust	The Hennessy Funds, Inc.
Alpine Series Trust	The Hennessy Mutual Funds, Inc.
Alpine Income Trust	Jacob Internet Fund
Alternative Investment Advisors	The Jensen Portfolio, Inc.
Brandes Investment Trust	Kirr Marbach Partners, Funds, Inc.
Brandywine Advisors Fund, Inc.	Kit Cole Investment Trust
Brazos Mutual Funds	Light Revolution Fund, Inc.
Buffalo Funds	LKCM Funds
Buffalo Balanced Fund	Masters’ Select Funds
Buffalo High Yield Fund	Matrix Advisors Value Fund, Inc.
Buffalo Large Cap Fund	Monetta Fund, Inc.
Buffalo Small Cap Fund	Monetta Trust
Buffalo U.S. Global Fund	MP63 Fund
CCM Advisors Funds	MUTUALS.com
CCMA Select Investment Trust	NorCap Funds
Country Mutual Funds Trust	Optimum Q Funds
Cullen Funds Trust	Permanent Portfolio
Everest Funds	Professionally Managed Portfolios
First American Funds, Inc.	Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.	Rainier Funds
First American Investment Funds, Inc.	SEIX Funds, Inc.
First American Strategy Funds, Inc.	TIFF Investment Program, Inc.
FFTW Funds, Inc.	Wexford Trust
Fort Pitt Capital Funds	Zodiac Trust
Fremont Funds

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)    Not applicable.

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Item 27. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:
Records Relating to:	Are located at:
Registrant’s fund accountant, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s custodian	U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202
Registrant’s investment adviser	Kit Cole Investment Advisory Services 851 Irwin Street San Rafael, CA 94901

Item 28. Management Services Not Discussed in Parts A and B.

Inapplicable

Item 29. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of San Rafael and the State of California on the 21 day of October, 2004.

KIT COLE INVESTMENT TRUST

/s/ Kit Cole*
By: Kit Cole, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on October 21, 2004.

Signature	Title
*/s/ Kit Cole Kit Cole	President Chairperson and Trustee
/s/ Jeff Tappan Jeff Tappan	Executive Vice President, Secretary and Treasurer
*/s/ Lilly Stamets Lilly Stamets	Trustee
*/s/ Deborah J. Magowan Deborah J. Magowan	Trustee
*/s/ Nancy K. House Nancy K. House	Trustee

/s/ Jeff Tappan
*By Jeff Tappan, Attorney in fact
Pursuant to Power of Attorney filed with registrant’s Pre-Effective Amendment No. 2 to the Registration Statement on October 2, 2000.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Auditors	EX-99.j